Derivative Instruments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative [Line Items]
Addition to net fair value	$ 247	$ 167
Pre-tax gain (loss) on cash flow hedging instruments	(2,806)	7
Derivative instruments are designated			$ 0
Unrealized loss on derivative instruments, net	6,044	15,442	$ 5,790
Designated | Interest rate swaps
Derivative [Line Items]
Estimated amount to be reclassified from AOCI to interest expense	4,399
Accumulated Gain (Loss), Cash Flow Hedge Instruments
Derivative [Line Items]
Pre-tax gain (loss) on cash flow hedging instruments	$ 12,307	$ 110